STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2025	Jun. 20, 2025	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2025	Nov. 01, 2024	Oct. 10, 2024
Class of Stock [Line Items]
Common stock, shares authorized			295,000,000	295,000,000	295,000,000	295,000,000	295,000,000	295,000,000	295,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding			27,655,560	28,019,624	27,657,679	28,019,624	27,657,679	27,657,679	27,655,560		27,657,679
Preferred stock, shares authorized				5,000,000		5,000,000		5,000,000				5,000,000
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued								0
Reverse stock splits								2,119
Common stock, shares issued			27,655,560	28,019,624	27,657,679	28,019,624	27,657,679	27,657,679	27,655,560
Stock-based compensation expense						$ 129,657
ALTANINE, INC. [Member]
Class of Stock [Line Items]
Common stock, shares authorized			200,000,000	200,000,000		200,000,000		200,000,000	200,000,000
Common stock, par value			$ 0.0003	$ 0.0003		$ 0.0003		$ 0.0003	$ 0.0003
Common stock, shares outstanding			18,570,000	29,262,691		29,262,691		25,988,043	18,570,000
Preferred stock, shares authorized				25,000,000		25,000,000		25,000,000
Preferred stock, par value				$ 0.0003		$ 0.0003		$ 0.0003
Common stock, shares issued			18,570,000	29,262,691		29,262,691		25,988,043	18,570,000
Stock-based compensation expense				$ 436,256	$ 278,416	$ 632,629	$ 542,800	$ 582,888
Unvested option grants								$ 105,187
Unvested option grants period						1 year 9 months 18 days		3 years 4 months 24 days
Number of options, grant						2,903,574		1,549,500
Weighted average exercise price				$ 0.56		$ 0.56		$ 0.33
Number of options, cancelled or forfeited
Vest period								9 years 4 months 24 days
Weighted average intrinsic value								$ 0.33
Cumulative dividends at an annual rate						10.00%
Debt carrying amount		$ 894,711
ALTANINE, INC. [Member] | Director [Member]
Class of Stock [Line Items]
Cumulative Dividends				$ 27,400		$ 27,400
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock-based compensation expense								$ 435,625
Unvested option grants								$ 138,039
Unvested option grants period								2 years 3 months 18 days
Number of options, grant								1,549,500
Weighted average exercise price								$ 0.33
Number of options, cancelled or forfeited								0
Vest period						36 months
Options value per option								$ 0.37
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Vest period								3 months
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Vest period								48 months
ALTANINE, INC. [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock-based compensation expense								$ 147,263
Common Stock [Member]
Class of Stock [Line Items]
Shares issued upon conversion				10,000,000		10,000,000		10,000,000
Number of share issued									1,555,435
Common Stock [Member] | ALTANINE, INC. [Member]
Class of Stock [Line Items]
Number of share issued				3,274,648
Warrant [Member] | ALTANINE, INC. [Member]
Class of Stock [Line Items]
Number of share issued	3,274,648					3,274,648
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000		5,000,000		5,000,000
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares outstanding			500,000	150		150		0	500,000
Preferred stock, shares issued			500,000	150		150		0	500,000
Series A Preferred Stock [Member] | ALTANINE, INC. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				1,000		1,000
Preferred stock, shares outstanding				40		40		40
Preferred stock, shares issued				40		40		40
Dividend rate						15.00%
Preferred stock, redemption price				$ 1.325		$ 1.325				$ 1.225
Line of credit outstanding		1,000,000
Conversion stock price		$ 1,000,000
Redemption amount				$ 894,711		$ 894,711
Liquidation preference at stated value				$ 1,000,000		$ 1,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			500,000						500,000
Preferred stock, par value			$ 0.001						$ 0.001
Preferred stock, shares outstanding			500,000	500,000		500,000		0	500,000
Preferred stock, shares issued			500,000	500,000		500,000		0	500,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				500		500
Series A Convertible Preferred Stock [Member] | ALTANINE, INC. [Member]
Class of Stock [Line Items]
Preferred stock, par value				$ 0.0003		$ 0.0003
Liquidation preference at stated value				$ 25,000		$ 25,000
Conversion rate						85.00%
Common Class A [Member] | ALTANINE, INC. [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				29,262,691		29,262,691
Common stock, shares issued				29,262,691		29,262,691
Common Class A [Member] | Common Stock [Member] | ALTANINE, INC. [Member]
Class of Stock [Line Items]
Number of share issued			18,570,000